CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net loss	$ (135)	$ (1,170)	$ (1,768)
Income (loss) from discontinued operations	57	(284)	(1,366)
Net loss from continuing operations	(192)	(886)	(402)
Adjustments required to reconcile net loss from continuing operations to net cash provided by (used in) operating activities:
Loss (gain) on sale of available-for-sale marketable securities			(5)
Depreciation and amortization	79	82	98
Impairment of goodwill	254
Increase (decrease) in deferred tax, net	(18)	35	(20)
Stock-based compensation	47	90	1
Increase (decrease) in accrued severance pay, net	(3)	(36)	55
Decrease (increase) in trade receivables, net	105	(40)	60
Increase in other accounts receivable and prepaid expenses	(135)	(27)	(18)
Decrease in trade payables	(15)	(144)	(77)
Increase (decrease) in accrued expenses and other liabilities	(77)	111	125
Increase (decrease) in deferred revenues	(91)	(461)	370
Increase in restricted cash	(84)	(322)	(571)
Net cash used in operating activities from continuing operations	(130)	(1,598)	(384)
Net cash provided by (used in) operating activities from discontinued operations	(18)	57	(38)
Net cash used in operating activity	(148)	(1,541)	(422)
Cash flows from investing activities
Purchase of property and equipment	(60)	(14)	(50)
Investment in available-for-sale marketable securities			(56)
Proceeds from sale of available-for-sale marketable securities			197
Net cash provided by (used in) investing activities from continuing operations	(60)	(14)	91
Net cash used in investing activities from discontinued operations		(1)	(3)
Net cash provided by (used in) investing activities	(60)	(15)	88
Cash flows from financing activities
Proceeds from issuance of shares	790	1,541	400
Net cash provided by financing activities from continuing operations	790	1,541	400
Increase (decrease) in cash and cash equivalents	582	(15)	66
Cash and cash equivalents at the beginning of the year	1,150	1,165	1,099
Cash and cash equivalents at the end of the year	1,732	1,150	1,165
Supplemental disclosure of cash flows activities
Cash paid during the year for income taxes	1	1	9
Non-cash activities:
Shareholders debt conversion into warrants			$ 1,220